UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2001

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.








FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$2,312,236

List of Other Included Managers:

No.	13F File Number	Name

None



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










                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
940
18143
SH

SOLE

18143
0
0
AK Steel Holding Corp.
Common
001547108
291
34461
SH

SOLE

34461
0
0
American Express Co.
Common
025816109
49585
1706325
SH

SOLE

1706325
0
0
American Home Products Corp.
Common
026609107
92401
1586300
SH

SOLE

1586300
0
0
American Intl. Group Inc.
Common
026874107
2161
27706
SH

SOLE

27706
0
0
AOL Time Warner
Common
00184a105
3763
113698
SH

SOLE

113698
0
0
Ariba Inc.
Common
04033v104
37
20000
SH

SOLE

20000
0
0
Automatic Data Process
Common
053015103
712
15157
SH

SOLE

15157
0
0
Avaya Inc.
Common
053499109
74025
7477326
SH

SOLE

7477326
0
0
Bank of America Corp.
Common
060505104
716
12276
SH

SOLE

12276
0
0
Bank of New York
Common
064057102
1435
41000
SH

SOLE

41000
0
0
Banknorth Group Inc.
Common
06646L100
816
36600
SH

SOLE

36600
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
13510
193
SH

SOLE

193
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
824
354
SH

SOLE

354
0
0
Blackrock Advantage Term
Common
09247A101
151
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
309
23000
SH

SOLE

23000
0
0
Block H & R Inc.
Common
093671105
237
6152
SH

SOLE

6152
0
0
BP Amoco PLC
Sponsored ADR
055622104
387
7885
SH

SOLE

7885
0
0
Bristol Myers Squibb Co.
Common
110122108
1142
20570
SH

SOLE

20570
0
0
Canadian National Railway Co.
Common
136375102
62911
1653400
SH

SOLE

1653400
0
0
Cendant Corp.
Common
151313103
63475
4959040
SH

SOLE

4959040
0
0
Chevron Corp.
Common
166751107
389
4600
SH

SOLE

4600
0
0
Chubb Corp.
Common
171232101
77737
1088610
SH

SOLE

1088610
0
0
Cigna Corp.
Common
125509109
414
5000
SH

SOLE

5000
0
0
Cisco Systems Inc.
Common
17275R102
187
15400
SH

SOLE

15400
0
0
Citigroup, Inc.
Common
172967101
81174
2004304
SH

SOLE

2004304
0
0
CMG Information Services Com
Common
125750109
23
23000
SH

SOLE

23000
0
0
Colgate Palmolive Co.
Common
194162103
1211
20794
SH

SOLE

20794
0
0
Comcast Corp.
Class A Spl.
200300200
85642
2387589
SH

SOLE

2387589
0
0
Compaq Computers
Common
204493100
143
17320
SH

SOLE

17320
0
0
Computer Associates
Common
204912109
1279
49700
SH

SOLE

49700
0
0
Devon Energy Corp. (Oklahoma)
Common
25179M103
64157
1865055
SH

SOLE

1865055
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
366
26641
SH

SOLE

26641
0
0
Dupont De Nemours & Co.
Common
263534109
64538
1720116
SH

SOLE

1720116
0
0
Electronic Data Systems
Common
285661104
51092
887325
SH

SOLE

887325
0
0
Emerson Electric Co.
Common
291011104
72935
1549850
SH

SOLE

1549850
0
0
Exxon Mobil Corporation
Common
30231G102
612
15556
SH

SOLE

15556
0
0
Fannie Mae
Common
313586109
8508
106275
SH

SOLE

106275
0
0
Fleet Boston Financial
Common
339030108
52223
1421060
SH

SOLE

1421060
0
0
Ford Motor Co.
Common
345370860
683
39389
SH

SOLE

39389
0
0
Freddie Mac
Common
313400301
98763
1519438
SH

SOLE

1519438
0
0
G Wesco International
Common
95082P105
64
12500
SH

SOLE

12500
0
0
Gannett Inc.
Common
364730101
100717
1675556
SH

SOLE

1675556
0
0
General Electric
Common
369604103
5332
143355
SH

SOLE

143355
0
0
General Motors Corp.
Common
370442105
63943
1490516
SH

SOLE

1490516
0
0
GlaxoSmithkline PLC
Sponsored ADR
37733W105
1353
24125
SH

SOLE

24125
0
0
Harman International Industries Inc.
Common
413086109
2142
63967
SH

SOLE

63967
0
0
Hewlett Packard Inc.
Common
428236103
163
10180
SH

SOLE

10180
0
0
Home Depot Inc.
Common
437076102
404
10541
SH

SOLE

10541
0
0
IMS Health Inc.
Common
449934108
58760
2345738
SH

SOLE

2345738
0
0
International Business Machines
Common
459200101
83487
910245
SH

SOLE

910245
0
0
J.P. Morgan Chase and Co.
Common
46625H100
87654
2566738
SH

SOLE

2566738
0
0
John Hancock Financial Services
Common
41014S106
72109
1805000
SH

SOLE

1805000
0
0
Johnson & Johnson
Common
478160104
531
9590
SH

SOLE

9590
0
0
Kerr McGee Corp.
Common
492386107
63987
1232668
SH

SOLE

1232668
0
0
Liberty Media Corporation
Common
530718105
87688
6904568
SH

SOLE

6904568
0
0
Lilly Eli & Co.
Common
532457108
645
8000
SH

SOLE

8000
0
0
Merck & Co., Inc.
Common
589331107
1059
15910
SH

SOLE

15910
0
0
Microsoft Corp.
Common
594918104
244
4770
SH

SOLE

4770
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
275
2800
SH

SOLE

2800
0
0
Muniyield Insured Fund Inc.
Common
62630E107
393
27000
SH

SOLE

27000
0
0
National Techteam Inc.
Common
638108100
116
50000
SH

SOLE

50000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
381
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
287
20000
SH

SOLE

20000
0
0
Occidental Petroleum Corp.
Common
674599105
642
26400
SH

SOLE

26400
0
0
Office Depot
Common
676220106
554
40800
SH

SOLE

40800
0
0
Oracle Corp.
Common
68389X105
221
17600
SH

SOLE

17600
0
0
Oxford Health Plans
Common
691471106
56853
2001900
SH

SOLE

2001900
0
0
Oz/one, Inc.
Common
629990914
232
2300
SH

SOLE

2300
0
0
Pepsico Inc.
Common
713448108
266
5490
SH

SOLE

5490
0
0
Pfizer Inc.
Common
717081103
1799
44886
SH

SOLE

44886
0
0
Philip Morris Companies
Common
718154107
570
11814
SH

SOLE

11814
0
0
Pitney Bowes Inc.
Common
724479100
102709
2688720
SH

SOLE

2688720
0
0
PrimeEnergy Corp.
Common
74158E104
148
20500
SH

SOLE

20500
0
0
Proctor & Gamble Co.
Common
742718109
3125
42932
SH

SOLE

42932
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
RadioShack Corp.
Common
750438103
55448
2286520
SH

SOLE

2286520
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257804
321
6400
SH

SOLE

6400
0
0
SBC Communications
Common
78387G103
444
9424
SH

SOLE

9424
0
0
Schering Plough Corp.
Common
806605101
52912
1426222
SH

SOLE

1426222
0
0
Sherwin Williams Co.
Common
824348106
1611
72540
SH

SOLE

72540
0
0
Sprint Corp.
Common
852061100
95355
3971510
SH

SOLE

3971510
0
0
Staples Inc.
Common
855030102
49297
3692670
SH

SOLE

3692670
0
0
Sun Microsystems
Common
866810104
92
11200
SH

SOLE

11200
0
0
Texaco Inc.
Common
881694103
663
10200
SH

SOLE

10200
0
0
Textron
Common
883203101
60252
1792710
SH

SOLE

1792710
0
0
Tricon Global Restaurant
Common
895953107
85502
2180065
SH

SOLE

2180065
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
177
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
158
10000
SH

SOLE

10000
0
0
Verizon Communications
Common
92343V104
1153
21326
SH

SOLE

21326
0
0
Viacom Inc.
Class B
925524308
1535
44497
SH

SOLE

44497
0
0
Walt Disney Productions
Common
254687106
253
13609
SH

SOLE

13609
0
0
Water Pik Technologies
Common
94113U100
160
20000
SH

SOLE

20000
0
0
Whirlpool Corp.
Common
963320106
75680
1367302
SH

SOLE

1367302
0
0
XL Capital Ltd.
Class A
982551056
466
5900
SH

SOLE

5900
0
0